Net Fee and commission Income - Schedule of Fee and Commission Expense (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Fee and commission expense [abstract]
Funds transfer	€ 321	€ 265
Securities business	95	87
Insurance broking	1	1
Asset management fees	4	2
Brokerage and advisory fees	129	105
Other	229	201
Total fee and commission expenses	€ 778	€ 660